Discontinued operations	12 Months Ended
Dec. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
Discontinued operations
3. Discontinued operations
In September 2021, the Company’s Board of Directors approved a plan to dispose of its after-school tutoring services for academic subjects in China’s compulsory education system (the “Academic AST Business”) to an unaffiliated third party non-profit
organization (the “Organization”), as part of its effort to fully comply with applicable PRC regulatory requirements. In the end of December 2021, the Organization qualified to operate the Academic AST Business and the Group ceased offering the Academic AST Business. The Group determined to sell the Academic AST Business to the Organization, and the held for sale criteria was met. In February 2022, the disposal was completed without consideration and immaterial disposal loss was recognized accordingly.
The disposal represented a strategic shift that had a major effect on the Group’s operations and financial results and was accounted for as discontinued operations. The Group has classified the historical financial results of Academic AST Business as discontinued operations in the Group’s consolidated statements of operations and comprehensive loss for all periods presented.
The following tables set forth the assets classified as held for sale and statement of operations of discontinued operations which were included in the Group’s consolidated financial statements:

	As of December 31,
	2021	2022
	RMB	RMB

Inventories	204	—
Prepayment and other current assets	293	—

Total current assets	497	—

Property, equipment and software, net	1,088	—

Total non-current assets	1,088	—

Total assets	1,585	—

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB

Net revenues	640,709	1,338,563	—
Cost of revenues	(293,860)	(421,190)	(3,972)

Gross profit/(loss)	346,849	917,373	(3,972)

Operating expenses:
Sales and marketing expenses	(1,223,414)	(862,153)	—
Research and development expenses	(52,409)	(97,521)	(475)
General and administrative expenses	(25,353)	(57,966)	—

Total operating expenses	(1,301,176)	(1,017,640)	(475)

Loss from operations	(954,327)	(100,267)	(4,447)

Others, net	—	—	(1,658)

Net loss from discontinued operations	(954,327)	(100,267)	(6,105)